Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Asset	Sep. 30, 2023 USD ($)
Schedule of Amortization of Intangible Asset [Abstract]
2024	$ 614,163
2025	614,163
2026	614,163
2027	614,163
2028	116,192
Total	$ 2,572,844